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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             GBU Inc.
Address:          70 East 55th Street - 12th Floor
                  New York, New York 10022

13F File Number:  28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald B. Unterman
Title:            President
Phone:            (212) 753-0700
Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman            New York, New York            May 4, 2000

Report Type   (Check only one):

[ X ]          13F HOLDINGS REPORT
[   ]          13F NOTICE
[   ]          13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                  -0-

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:              $964,231


List of Other Included Managers:                     None

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                           FORM 13F INFORMATION TABLE
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

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NAME OF    TITLE OF   CUSIP       VALUE       SHARES/    SH/PRN  PUT/  INVSTMT  OTHER    VOTING    VOTING    VOTING
ISSUER     CLASS                  (x$1000)    PRN AMT            CALL  DSCRETN  MANAGERS AUTHORITY AUTHORITY AUTHORITY

                                                                                         SOLE      SHARED     NONE
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Advanced    COM        00754U101   87,919      2,654,164   SH           SOLE             2,654,164  0         0
Radio
Telecom
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America     COM        02364J104   120,680     1,794,500   SH           SOLE             1,794,500  0         0
Online Inc.
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AT&T Corp.  COM LIB    001957208   4,783       80,730      SH           SOLE             80,730     0         0
            GRP A
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Calif.Fed   2nd CONT.  130209703   707         646,674                  SOLE             0          0         0
Bank FSB    LITIG.
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Calif. Fed. CONT.      130209604   548         350,751                  SOLE             0          0         0
Bank FSB    LITITG.
            REC.
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Cell        COM        15114R101   57,802      1,726,885   SH           SOLE             1,726,885  0         0
Pathways
Inc.
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Cendant     COM        151313103   47,175      2,550,000   SH           SOLE             2,550,000  0         0
Corp.
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Citrix Sys  SD CV ZRO  177376AA8   4,694       5,000,000   PRN          SOLE             0          0         0
Inc.        144A19
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Danaher     COM        235851102   47,853      938,300     SH           SOLE             938,300    0         0
Corp.
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Dime        COM        25429Q102   25,370      1,371,372   SH           SOLE             1,371,372  0         0
Bancorp.
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Golden      COM        381197102   20,549      1,375,642   SH           SOLE             1,375,642  0         0
State
Bancorp
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Golden      WT EX      381197136   1,806       1,375,642   WT           SOLE             0          0         0
State       000000
Bancorp
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                           FORM 13F INFORMATION TABLE
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

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NAME OF    TITLE OF   CUSIP       VALUE       SHARES/    SH/PRN  PUT/  INVSTMT  OTHER    VOTING    VOTING    VOTING
ISSUER     CLASS                  (x$1000)    PRN AMT            CALL  DSCRETN  MANAGERS AUTHORITY AUTHORITY AUTHORITY

                                                                                         SOLE      SHARED     NONE
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Kmart Fing  PFD TR CV  498778208   1,119       25,975      SH           SOLE             25,975     0         0
            7.75%
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Mediaone    PFD CV     58440J203   2,871       55,220      SH           SOLE             55,220     0         0
Group Inc.  SER D
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 MCI        COM        55268B106   48,306      1,070,500   SH           SOLE             1,070,500  0         0
Worldcom
Inc.
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National    CAP UTS    632525309   29          1,190       SH           SOLE             1,190      0         0
Australia   EXCHBL
Bank Ltd.
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Nextel      CLA        65332V103   153,372     1,034,986   SH           SOLE             1,034,986  0         0
Commun.
Inc.
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PSI Net     PFD CV     74437C309   2,387       37,300      SH           SOLE             37,300     0         0
Inc.        6.75
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Qwest       COM        749121109   1,989       41,000      SH           SOLE             41,000     0         0
Commun.
Inc.
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Royal       PFD CONV   V7780T103   713         8,100       SH           SOLE             8,100      0         0
Caribbean
Cruises
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Sovereign   COM        845905108   10,675      1,525,000   SH           SOLE             1,525,000  0         0
Bancorp.
Inc.
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Stmicro-    SB LYON    861012AB8   2,743       1,665,000   PRN          SOLE             0          0         0
electronics Zero 09
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US West     COM        91273H101   81,086      1,116,500   SH           SOLE             1,116,500  0         0
Inc.
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WinStar     COM        975515107   239,055     4,051,783   SH           SOLE             4,051,783  0         0
Commun.
Inc.
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